Variable Interest Entity (Tables) - VIE's [Member]	12 Months Ended
Oct. 31, 2025
Variable Interest Entity (Tables) [Line Items]
Schedule of Consolidated Assets and Liabilities

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	October 31, 2025	October 31, 2024
ASSETS
Current assets
Cash and cash equivalents	97,472	-
Accounts receivables, net	2,006	-
Amounts due from Group companies	2,062	-
Inventories, net	3,611	-
Other receivables and other current assets	570	-
Total current assets	105,721	-
Non-current Assets
Property and equipment, net	99,675	-
Operating lease right of use asset, net	34,508	-
Other non-current assets	1,405	-
Total non-current assets	135,588	-
TOTAL ASSETS	241,309	-

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to Group companies	76,226	-
Operating lease liabilities – current	22,526	-
Accruals and other payables	36,255	-
Total current liabilities	135,007	-
Non-current liabilities
Operating lease liabilities – non-current	12,901	-
Total non-current assets	12,901	-
TOTAL LIABILITIES	147,908	-

Schedule of Operating Results

The summarized operating results of the VIEs are as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Revenues, net	130,791	-
Cost of revenues	3,797	-
Gross profit	126,994	-

Operating expenses
Selling and marketing expenses	36,872	-
General and administrative expenses	1,146	-
Total operating expenses	38,018	-
Operating income	88,976	-

Other income (expense):
Other income (expense)	3,149	-
Interest income	2	-

Total other income (expenses)	3,151	-

Net income	92,127	-